Noncontrolling Interests [Text Block]	12 Months Ended
Mar. 31, 2013
Noncontrolling Interests [Text Block]
18.	NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The gains and losses due to deconsolidation of subsidiaries were recognized under “Other non-interest income” and “Other non-interest expenses,” respectively, in the accompanying consolidated statements of income. The amounts of net losses were ¥10,323 million, ¥9,492 million and ¥17,585 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2011, 2012 and 2013:

	2011	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550	—	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	(20,000)	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	—	(30,655)
Other	3,859	759	(412)

Net transfers from (to) the noncontrolling interest shareholders	24,409	(19,241)	(31,067)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥477,054	¥396,990	¥1,038,057